STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Resources Provided By (Used In) Operating Activities
Loss for the year	$ (516,860)	$ (712,711)	$ (439,606)
Items not affecting cash
Depreciation		731	730
Interest on promissory notes	16,432	7,486	45,000
Settlement of debt	(5,250)	(382,838)
Financing cost		151,110
Share-based payments	92,250	41,950
Transaction cost		335,057
Changes in non-cash working capital
Receivables	(2,212)	(5,131)	(1,197)
Prepaid expenses and deposits	12,783	84,562	(22,392)
Accounts payable and accrued liabilities	(76,986)	48,937	110,243
Cash Resources Provided By (Used In) Operating Activities	(479,843)	(430,847)	(307,222)
Financing Activities
Private placements	550,000	350,000
Promissory note principal repayment	(30,000)
Interest paid on promissory notes	(4,919)
Proceeds from exercise of warrants		20,000
Advances from joint venture partner		79,676	301,990
Proceeds from (repayment of) loans from related parties		(13,100)	29,100
Financing Activities	515,081	436,576	331,090
Change in cash	35,238	5,729	23,868
Cash Position - Beginning of Year	30,887	25,158	1,290
Cash Position - End of Year	$ 66,125	$ 30,887	$ 25,158